Cover	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2026
Entity Registrant Name	Vivakor, Inc.
Entity Central Index Key	0001450704
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5220 Spring Valley Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(469)
Local Phone Number	480-7175
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	300 Spectrum Center Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	484-5667
Contact Personnel Name	Craig V. Butler, Esq